MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2011
MARKETABLE SECURITIES
MARKETABLE SECURITIES

NOTE 7—MARKETABLE SECURITIES

        At December 31, 2011, available-for-sale marketable securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(In thousands)
Corporate debt securities	$48,621	$99	$(15)	$48,705
States of the U.S. and state political subdivisions	111,758	587	(22)	112,323

Total debt securities	160,379	686	(37)	161,028
Equity security	4,656	11	—	4,667

Total marketable securities	$165,035	$697	$(37)	$165,695

        At December 31, 2010, available-for-sale marketable securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(In thousands)
Corporate debt securities	$237,406	$773	$(16)	$238,163
States of the U.S. and state political subdivisions	110,478	373	(230)	110,621
U.S. Treasury securities	199,881	18	—	199,899

Total debt securities	547,765	1,164	(246)	548,683
Equity security	12,896	2,418	—	15,314

Total marketable securities	$560,661	$3,582	$(246)	$563,997

        The net unrealized gains in the tables above are included in "Accumulated other comprehensive (loss) income" in the accompanying consolidated balance sheet.

        The contractual maturities of debt securities classified as available-for-sale at December 31, 2011 are as follows:

	Amortized Cost	Estimated Fair Value
	(In thousands)
Due in one year or less	$68,375	$68,545
Due after one year through five years	92,004	92,483

Total	$160,379	$161,028

        The following table summarizes investments in marketable debt securities (twelve in total at December 31, 2011) that have been in a continuous unrealized loss position for less than twelve months:

	December 31,
	2011		2010
	(In thousands)
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Corporate debt securities	$12,920	$(15)	$34,552	$(16)
States of the U.S. and state political subdivisions	11,711	(22)	39,171	(230)

Total	$24,631	$(37)	$73,723	$(246)

        At December 31, 2011 and 2010, there are no investments in marketable securities that have been in a continuous unrealized loss position for twelve months or longer.

        Substantially all of the Company's marketable debt securities are rated investment grade. The gross unrealized losses on the marketable debt securities relate to changes in interest rates. Because the Company does not intend to sell any marketable debt securities and it is not more likely than not that the Company will be required to sell any marketable debt securities before recovery of their amortized cost bases, which may be maturity, the Company does not consider any of its marketable debt securities to be other-than-temporarily impaired at December 31, 2011.

        The following table presents the proceeds from maturities and sales of available-for-sale marketable securities and the related gross realized gains and losses:

	December 31,
	2011	2010	2009
	(In thousands)
Proceeds from maturities and sales of available-for-sale marketable securities	$600,149	$768,650	$293,629
Gross realized gains	2,482	4,802	42,372
Gross realized losses	(41)	(19)	(12,414)

        Gross realized gains and losses from the maturities and sales of available-for-sale marketable securities are included in "Other income (expense), net" in the accompanying consolidated statement of operations.

        Unrealized gains, net of tax, reclassified out of accumulated other comprehensive income into other income (expense), net related to the maturities and sales of available-for-sale securities for the years ended December 31, 2011, 2010 and 2009 were $2.8 million, $3.2 million and $0.7 million, respectively.

Investment in ARO

        As part of the consideration for the sale of HSE to ARO on June 19, 2007, IAC received approximately 5.5 million shares of ARO stock plus additional consideration in the form of a contingent value right ("CVR") (See Note 9 for additional information on the CVR). During 2009, the Company sold its 5.5 million shares of ARO stock, resulting in a pre-tax loss of $12.3 million, which is included in the gross realized losses for the year ended December 31, 2009 disclosed above. Prior to the sale of its last 1.1 million shares of ARO stock, the Company concluded that the decline in the stock price of these remaining shares was other-than-temporary, due in part, to ARO's insolvency filing on June 9, 2009, and recorded impairment charges totaling $4.6 million.